Note 15 - Stock-based Compensation - RSUs Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Nonvested on January 1, 2020 (in shares) | shares	89,445,350
Nonvested at January 1, 2019, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0338
Granted (in shares) | shares	47,194,250
Granted, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0288
Vested (in shares) | shares	(38,713,500)
Vested, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0335
Forfeited and expired (in shares) | shares	(5,584,300)
Forfeited and expired, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0335
Nonvested on December 31, 2020 (in shares) | shares	92,341,800
Nonvested at December 31, 2019, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0.0314